Provisions - Summary of Provisions (Detail) € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€)
Disclosure Of Detailed Information About Provisions Explanatory [Line Items]
Dec. 31, 2023	€ 1,114
Asset retirement obligations
Disclosure Of Detailed Information About Provisions Explanatory [Line Items]
Dec. 31, 2023	1,094
Other
Disclosure Of Detailed Information About Provisions Explanatory [Line Items]
Dec. 31, 2023	20
Current Provisions
Disclosure Of Detailed Information About Provisions Explanatory [Line Items]
Jan. 1, 2023	940
Utilization	194
Reversals	170
Additions	1,224
FX	0
Dec. 31, 2023	1,800
Current Provisions | Asset retirement obligations
Disclosure Of Detailed Information About Provisions Explanatory [Line Items]
Jan. 1, 2023	204
Utilization	0
Reversals	0
Additions	1,127
FX	0
Dec. 31, 2023	1,331
Current Provisions | Litigation
Disclosure Of Detailed Information About Provisions Explanatory [Line Items]
Jan. 1, 2023	708
Utilization	179
Reversals	167
Additions	89
FX	0
Dec. 31, 2023	451
Current Provisions | Other
Disclosure Of Detailed Information About Provisions Explanatory [Line Items]
Jan. 1, 2023	28
Utilization	15
Reversals	3
Additions	8
FX	0
Dec. 31, 2023	18
Non Current Provisions
Disclosure Of Detailed Information About Provisions Explanatory [Line Items]
Jan. 1, 2023	217
Utilization	0
Reversals	2
Additions	899
FX	0
Non Current Provisions | Asset retirement obligations
Disclosure Of Detailed Information About Provisions Explanatory [Line Items]
Jan. 1, 2023	204
Utilization	0
Reversals	0
Additions	890
FX	0
Non Current Provisions | Other
Disclosure Of Detailed Information About Provisions Explanatory [Line Items]
Jan. 1, 2023	13
Utilization	0
Reversals	2
Additions	9
FX	€ 0